FINANCIAL DATA OF THE COMMINGLED TRUST	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Master Trust [Line Items]
FINANCIAL DATA OF THE COMMINGLED TRUST	FINANCIAL DATA OF THE COMMINGLED TRUST
All of the Plan’s investments are in the Commingled Trust, which was established for the investment of plan assets. Each participating plan has a divided interest in the Commingled Trust. At December 31, 2025 and 2024, the Plan’s interest in the net assets of the Commingled Trust was approximately 20.8% and 21.2%, respectively.
The Statements of Net Assets Available for Benefits of the Commingled Trust are as follows:

	December 31, 2025		December 31, 2024
(Dollars in Thousands)	Commingled Trust	Plan's Interest in Commingled Trust	Commingled Trust	Plan's Interest in Commingled Trust
Investments:
Investments at Fair Value:
Common Collective Trusts
NT Collective S&P 500 Index Fund	$724,829	$157,317	$709,312	$156,278
JP Morgan ACWI Ex US Fund	194,637	40,780	176,480	39,063
NT Collective Russell 1000 Growth Index Fund	286,910	49,816	270,329	47,168
Vanguard Fiduciary Trust Target Retirement Income Fund	55,187	9,672	53,960	9,698
Vanguard Fiduciary Trust Target Retirement 2025 Fund	288,590	59,239	300,910	65,190
Vanguard Fiduciary Trust Target Retirement 2035 Fund	563,427	123,834	521,599	108,435
Vanguard Fiduciary Trust Target Retirement 2045 Fund	464,686	91,509	399,470	77,899
Vanguard Fiduciary Trust Target Retirement 2055 Fund	208,728	32,174	172,351	27,911
Vanguard Fiduciary Trust Target Retirement 2065 Fund	68,107	10,916	47,348	8,305
Capital Group Employee Benefit Investment Trust	203,084	48,032	192,297	46,694
Short-Term Investments	7,528	1,860	14,124	3,599
Mutual Funds
JP Morgan Large Cap Value Fund	101,730	16,757	84,035	11,495
Blackrock Funds Advantage Small Cap Core Fund	93,550	14,559	94,802	14,391
Charles Schwab Self Directed Account - Mutual Funds	66,324	17,686	62,548	18,279
Common Stock of The Goodyear Tire & Rubber Company	31,339	6,204	35,250	7,541
Total Investments at Fair Value	3,358,656	680,355	3,134,815	641,946
Investments at Contract Value:
Investment Contracts (See Note 8)	411,008	102,778	475,251	122,034
Total Investments	3,769,664	783,133	3,610,066	763,980
Receivables:
Accrued Interest and Dividends	37	9	52	13
Total Receivables	37	9	52	13
Total Assets	3,769,701	783,142	3,610,118	763,993
Liabilities:
Pending Trades	—	—	(12)	(3)
Administrative Expenses Payable	(743)	(159)	(969)	(219)
Total Liabilities	(743)	(159)	(981)	(222)
Net Assets Available for Benefits	$3,768,958	$782,983	$3,609,137	$763,771
Net investment gain for the Commingled Trust is as follows:

(Dollars in Thousands)	Year Ended December 31, 2025
Net Appreciation in Fair Value of Investments	$522,658
Interest and Dividends	20,438
Investment Gain	543,096
Administrative Expenses	(1,984)
Net Investment Gain	$541,112